Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of definite-lived intangible assets
	December 31, 2021	December 31, 2020
Original amounts:
Core technology	$10,411	$4,000
Trade name	3,900	3,900
Customer relationship	177	—
	14,488	7,900
Accumulated amortization:
Core technology	1,470	476
Trade name	1,788	813
Customer relationship	2	—
Intangible assets, net	3,260	1,289
	$11,228	$6,611

Schedule of future amortization expenses

2022	$2,655
2023	2,655
2024	1,843
2025	1,680
2026 and thereafter	2,395
$11,228